Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 18, 2023
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
CIK	dei_EntityCentralIndexKey	0001485894
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 18, 2023
Effective Date	dei_DocumentEffectiveDate	Oct. 18, 2023
Prospectus Date	rr_ProspectusDate	Oct. 18, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Healthcare Leaders ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDOC